advance billings and customer deposits (Tables)	6 Months Ended
Jun. 30, 2020
advance billings and customer deposits
Disclosure of advance billings and customer accounts

	June 30,	December 31,
As at (millions)	2020	2019
Advance billings	$548	$522
Deferred customer activation and connection fees	8	9
Customer deposits	14	14
Contract liabilities	570	545
Other	126	130
	$696	$675

Schedule of changes in contract liabilities

		Three months		Six months
Periods ended June 30 (millions)	Note	2020	2019	2020	2019
Balance, beginning of period		$824	$814	$801	$811
Revenue deferred in previous period and recognized in current period		(593)	(642)	(577)	(647)
Net additions arising from operations		571	638	573	641
Additions arising from business acquisitions	18(b)	—	1	5	6
Balance, end of period		$802	$811	$802	$811
Current				$721	$732
Non-current	27
Deferred revenues				70	65
Deferred customer activation and connection fees				11	14
				$802	$811
Reconciliation of contract liabilities presented in the consolidated statements of financial position – current
Gross contract liabilities				$721	$732
Reclassification to contract assets for contracts with contract liabilities less than contract assets				(142)	(155)
Reclassification from contract assets for contracts with contract assets less than contract liabilities				(9)	(5)
				$570	$572